NOTE 9. STOCKHOLDERS EQUITY (MEMBERS DEFICIT) (Details Narrative) (Quarterly Report, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Quarterly Report
Conversion Ratio, Common Units to Common Stock	1
Common Units Authorized	1,675,000,000	1,675,000,000
Votes, Common Units		1
Common Stock, Shares Authorized	2,500,000,000	2,500,000,000
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock Voting Rights	1
Common Stock, Shares Outstanding	1,675,000,000	0